Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA Shares of each of the Trust's Portfolios with the exception of the EQ/Global Bond PLUS Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for each Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to each Portfolio's Class IB Shares.

As such, effective January 1, 2012, any reference to Class IA Shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following sections of the Prospectus of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "More Information on Fees and Expenses – Management Fees," "More Information on Fees and Expenses – Expense Limitation Provisions," "Management of the Trust – The Trust," "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Statement of Additional Information ("SAI"), including in the following sections of the of the SAI of each of the Trust's Portfolios, with the exception of the EQ/Global Bond PLUS Portfolio, are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses †	0.25%	0.25%
Total Annual Portfolio Operating Expenses †	1.25%	1.25%
Fee Waiver and/or Expense Reimbursement ††	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	1.20%	1.20%

†	Based on estimated amounts for the current fiscal year.

††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.20% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years
Class IA Shares	$122	$392
Class IB Shares	$122	$392

EQ/AllianceBernstein Small Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/AXA Franklin Small Cap Value Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.19%	1.19%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$121	$378	$654	$1,443
Class IB Shares	$121	$378	$654	$1,443

EQ/BlackRock Basic Value Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.58%	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IB Shares	$97	$303	$525	$1,166

EQ/Boston Advisors Equity Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.13%	1.13%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$351	$615	$1,367
Class IB Shares	$107	$351	$615	$1,367

EQ/Calvert Socially Responsible Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IA Shares
Management Fee†	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

†	Restated to reflect current fees.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$97	$303	$525	$1,166
Class IA Shares	$97	$303	$525	$1,166

EQ/Capital Guardian Research Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.64%	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.02%	1.02%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	0.97%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.97% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$99	$320	$558	$1,243
Class IB Shares	$99	$320	$558	$1,243

EQ/Common Stock Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Common Stock Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Core Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.72%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$74	$230	$401	$894
Class IB Shares	$74	$230	$401	$894

EQ/Davis New York Venture Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Equity 500 Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/Equity Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Equity Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/Franklin Core Balanced Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$111	$347	$601	$1,329
Class IB Shares	$111	$347	$601	$1,329

EQ/GAMCO Mergers and Acquisitions Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.30%	1.30%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$132	$412	$713	$1,568
Class IB Shares	$132	$412	$713	$1,568

EQ/GAMCO Small Company Value Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.11%	1.11%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Intermediate Government Bond Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$79	$246	$428	$954
Class IB Shares	$79	$246	$428	$954

EQ/International Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.15%	1.15%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$117	$365	$633	$1,398
Class IB Shares	$117	$365	$633	$1,398

EQ/International Equity Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$78	$243	$422	$942
Class IB Shares	$78	$243	$422	$942

EQ/International Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/International Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.02%	1.02%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$104	$325	$563	$1,248
Class IB Shares	$104	$325	$563	$1,248

EQ/JPMorgan Value Opportunities Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Core PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.99%	0.99%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$101	$315	$547	$1,213
Class IB Shares	$101	$315	$547	$1,213

EQ/Large Cap Growth Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$76	$237	$411	$918
Class IB Shares	$76	$237	$411	$918

EQ/Large Cap Growth PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.98%	0.98%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$100	$312	$542	$1,201
Class IB Shares	$100	$312	$542	$1,201

EQ/Large Cap Value Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$84	$262	$455	$1,014
Class IB Shares	$84	$262	$455	$1,014

EQ/Large Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.91%	0.91%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$93	$290	$504	$1,120
Class IB Shares	$93	$290	$504	$1,120

EQ/Lord Abbett Large Cap Core Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.05%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/MFS International Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/MFS International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.24%	1.24%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$126	$393	$681	$1,500
Class IB Shares	$126	$393	$681	$1,500

EQ/Mid Cap Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.73%	0.73%

*****

	00,00	00,00	00,00	00,00
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$75	$233	$406	$906
Class IB Shares	$75	$233	$406	$906

EQ/Mid Cap Value PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

EQ/Money Market Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

*****

	$1,386	$1,386	$1,386	$1,386
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$73	$227	$395	$883
Class IB Shares	$73	$227	$395	$883

EQ/Montag & Caldwell Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$116	$362	$628	$1,386
Class IB Shares	$116	$362	$628	$1,386

EQ/Morgan Stanley Mid Cap Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Morgan Stanley Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.08%	1.08%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$110	$343	$595	$1,317
Class IB Shares	$110	$343	$595	$1,317

EQ/Mutual Large Cap Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Mutual Large Cap Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/Oppenheimer Global Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.35%	1.35%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$137	$428	$739	$1,624
Class IB Shares	$137	$428	$739	$1,624

EQ/PIMCO Ultra Short Bond Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.87%	0.87%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$89	$278	$482	$1,073
Class IB Shares	$89	$278	$482	$1,073

EQ/Quality Bond PLUS Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses†	0.20%	0.20%
Acquired Fund Fees and Expenses††	0.43%	0.43%
Total Annual Portfolio Operating Expenses†	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement †††	-0.43%	-0.43%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement †	0.85%	0.85%

†	Expenses have been restated to reflect current fees.

††	Based on estimated amounts for the current fiscal year.

†††	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$87	$363	$661	$1,507
Class IB Shares	$87	$363	$661	$1,507

EQ/Small Company Index Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.62%	0.62%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$63	$199	$346	$774
Class IB Shares	$63	$199	$346	$774

EQ/T. Rowe Price Growth Stock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.78%	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.16%	1.16%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$118	$368	$638	$1,409
Class IB Shares	$118	$368	$638	$1,409

EQ/Templeton Global Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

EQ/UBS Growth and Income Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement †	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.05%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.05% for Class IA and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$107	$355	$623	$1,389
Class IB Shares	$107	$355	$623	$1,389

EQ/Van Kampen Comstock Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Fee Waiver and/or Expense Reimbursement †	-0.05%	-0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 1.00% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$329	$575	$1,278
Class IB Shares	$102	$329	$575	$1,278

EQ/Wells Fargo Omega Growth Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Wells Fargo Omega Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.03%	1.03%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$105	$328	$569	$1,259
Class IB Shares	$105	$328	$569	$1,259

* * * * *

EQ/Global Multi-Sector Equity Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Global Multi-Sector Equity Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
EQ/Global Multi-Sector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust except the EQ/Global Bond PLUS Portfolio, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

EQ/Global Multi-Sector Equity Portfolio

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.72%	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$119	$372	$644	$1,420
Class IB Shares	$119	$372	$644	$1,420

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)